Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 2	$ (18)	$ (35)	$ (16)	$ (100)
Tax-exempt income	4	43	119	47	239
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	(7)		25	(7)	40
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	57	60	69	117	132
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 5	$ 4	$ 5	$ 9	$ 8